Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment financial information
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Operating income for reportable segments	176,399	168,395	150,763
Assets used in the business	1,058,706	962,183
Depreciation and amortization of property	12,501	11,236	11,234
Capital expenditures	12,214	26,021	20,431
Service Center Based Distribution Segment [Member]
Segment financial information
Net Sales	2,003,440	1,904,564	1,770,798
Operating income for reportable segments	138,484	135,240	115,798
Assets used in the business	859,547	731,915	700,486
Depreciation and amortization of property	10,692	9,403	9,152
Capital expenditures	10,415	24,339	19,392
Fluid Power Businesses [Member]
Segment financial information
Net Sales	458,731	470,881	442,051
Operating income for reportable segments	41,083	43,236	41,793
Assets used in the business	199,159	230,268	214,445
Depreciation and amortization of property	1,809	1,833	2,082
Capital expenditures	1,799	1,682	1,039
Reportable Segment [Member]
Segment financial information
Net Sales	2,462,171	2,375,445	2,212,849
Operating income for reportable segments	179,567	178,476	157,591
Assets used in the business	1,058,706	962,183	914,931
Depreciation and amortization of property	12,501	11,236	11,234
Capital expenditures	$ 12,214	$ 26,021	$ 20,431